Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP (Tables)	12 Months Ended
Dec. 31, 2019
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP

The following is a summary of the adjustment to net income for the years ended December 31, 2019, 2018 and 2017, and to partners’ equity as of December 31, 2019, 2018 and 2017 that would be required if U.S. GAAP had been applied instead of IFRS in the consolidated financial statements:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Income (loss) under U.S. GAAP	3,316	(69,068)	(131,243)
Items increasing (decreasing) reported net profit:
Reversal of depreciation of assets impaired under IFRS, note 24(a)	205,653	320,424	294,454
Reversal of depreciation of assets impaired under USGAAP, note 24(a)	(204,276)	(254,006)	(237,906)
Stripping activity asset, note 24(b)	(7,533)	(18,227)	(6,360)
Reclamation and mine closure, note 24(c)	(54,873)	20,537	(76,963)
Asset retirement costs, note 24(c)	(14,504)	(89,280)	(35,911)
Inventories, note 24(d)	7,740	10,217	17,169
Contingencies, note 24(e)	—	(1,228)	—
Debt instrument interest, note 24(f)	(1,497)	(735)	—
Recognition of account receivable to tax authority	—	—	2,405
Interest regarding tax claim, note 24(g)	(16,839)	—	—
Income tax payable, including fines, note 24(g)	(12,168)	—	—
Others	(276)	(151)	(1,099)
	(98,573)	(12,449)	(44,211)

Loss under IFRS	(95,257)	(81,517)	(175,454)

	2019	2018	2017 (i)
	US$(000)	US$(000)	US$(000)

Partners' equity under U.S. GAAP	1,666,382	1,661,800	1,683,047
Items increasing (decreasing) reported Partners' equity:
Impairment loss for IFRS, note 24(a)	(2,469,188)	(2,469,188)	(2,469,188)
Reversal of depreciation of assets impaired under IFRS, note 24(a)	1,200,337	994,684	674,260
Elimination of impairment loss recorded under U.S. GAAP, note 24(a)	933,200	933,200	933,200
Reversal of depreciation of assets impaired under U.S. GAAP note 24(a)	(696,188)	(491,912)	(237,906)
Stripping activity asset, note 24(b)	8,240	15,773	34,000
Asset retirement cost, note 24(c)	59,160	1,026	84,671
Reclamation and mine closure, note 24(c)	(139,834)	(12,323)	(27,225)
Inventories, note 24(d)	4,837	(2,903)	(13,120)
Debt instruments, note 24(f)	(43,927)	(42,430)	—
Contingencies, note 24(e)	(1,228)	(1,228)	—
Income tax payable contingency, including fines note 24(g)	(12,168)	—	—
Interest regarding tax claim, note 24(g)	(16,839)	—	—
Others	(3,072)	(2,776)	(2,624)
	(1,176,679)	(1,078,077)	(1,023,932)

Partners' equity under IFRS	489,712	583,723	659,115

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP

The following is a summary of the main adjustments to net income for the years ended December 31, 2019, 2018 and 2017 and to shareholders' equity as of December 31, 2019, 2018 and 2017 that would be required if U.S. GAAP had been applied instead of IFRS in the financial statements:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Net profit under IFRS	390,377	119,710	349,881

Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization	(41,508)	(64,452)	(77,361)
Inventories valuation	(53,424)	(29,515)	(28,804)
Asset retirement obligation	23	1,351	862
Deferred workers´ profit sharing	(23,449)	(7,079)	32,349
Deferred income tax	45,759	33,291	24,529
Other	1,937	(26)	(25)
	________	________	________

Net income under U.S. GAAP	319,715	53,280	301,431
	________	________	________

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Shareholders’ equity under IFRS	5,349,249	5,108,872	5,189,162
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization	(246,395)	(204,887)	(140,435)
Inventories valuation	(161,683)	(108,259)	(78,744)
Asset retirement obligation	1,797	1,773	422
Deferred workers´ profit sharing	(25,313)	(1,863)	5,216
Deferred income tax	147,307	101,548	68,257
Other	1,603	(334)	(308)
	__________	__________	__________

Shareholders’ equity under U.S. GAAP	5,066,565	4,896,850	5,043,570
	__________	__________	__________